Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	₱ 46,130	₱ 56,858
Additions during the year	111	5,633	₱ 21,524
Disposals	(1,710)	(14,884)	(17,000)
Balance at end of the year	55,427	46,130	56,858
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	51,487	57,465
Additions during the year	13,247	5,633
Disposals	(5,230)	(11,612)
Translation and other adjustments	15	1
Balance at end of the year	₱ 59,519	₱ 51,487	₱ 57,465